Schedule of borrowings (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Schedule Of Borrowings
Bank borrowings, secured	$ 1,165,465	$ 1,484,569	$ 1,827,409	$ 1,119,444	$ 835,878
Lease liabilities	431,471	549,608	509,455	$ 528,585	$ 545,021
Borrowings	1,596,936	2,034,177	2,336,864
Current	369,052	470,099	500,982
Non-current	$ 1,227,884	$ 1,564,078	$ 1,835,882